Transfer of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2021
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2020 and 2021 are as follows:

	Millions of yen
	2020	2021
Beginning balance	¥31,572	¥57,705
Increase mainly from loans sold with servicing retained ?	33,061	17,434
Decrease mainly from amortization	(6,229)	(12,597)
Increase (Decrease) from the effects of changes in foreign exchange rates	(699)	1,212

Ending balance	¥57,705	¥63,754

*	Increase mainly from loans sold with servicing retained includes increases in connection with acquisitions of subsidiaries.

Fair Value of Servicing Assets
The fair value of the servicing assets as of March 31, 2020 and 2021 are as follows:

	Millions of yen
	March 31, 2020	March 31, 2021
Beginning balance	¥39,846	¥60,419
Ending balance	¥60,419	¥74,135